Borrowings	12 Months Ended
Dec. 31, 2019
Borrowings
Borrowings

23          Borrowings

	2018	2019
	RMB’000	RMB’000
Non‑current
Bank borrowings
—secured	19,876	—
—non-secured	—	8,621

Other borrowings
—secured	—	4,296
	19,876	12,917
Current
Bank borrowings
—secured	77,130	94,189
—non-secured	—	15,874

Other borrowings
—secured	—	17,407
	77,130	127,470
	97,006	140,387

The carrying amounts of borrowings approximate their fair values and are denominated in RMB. The effective interest rates on the borrowings from banks was 6.07%as at 31 December 2019  (2018: 6.67)%.

Bank borrowings are secured by the following:

(i)	property, plant and equipment and investment properties of the Group (Note 11 and Note 13);
(ii)	personal properties provided by Dr. Zhou Pengwu and Ms. Ding Wenting (Note 36(d));
(iii)	personal guarantee provided by Dr. Zhou Pengwu, Dr. Zhou Yitao and Ms. Ding Wenting (Note 36(d)); and
(iv)	corporate guarantee provided by a related company controlled by Dr. Zhou Pengwu (Note 36(d)).

Other borrowings are secured by the following:

(i)property, plant and equipment of the Group (Note 11); and

(ii)corporate guarantee provided by a related company controlled by Dr. Zhou Pengwu (Note 36(d)).